Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
The following summarizes the Company’s interest rate swap positions as at September 30, 2016:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset (Liability)	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (2)	LIBOR	200,000	(28)	—	2.61
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	200,000	(1,828)	4.2	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	(2,699)	4.3	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	(69)	4.3	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of September 30, 2016, ranged from 0.30% to 2.00%.

(2)	Scheduled to expire in October 2016.

(3)	Scheduled to commence in October 2016.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at September 30, 2016
Interest rate swaps	—	—	(2,044)	(1,861)	(2,763)
Stock purchase warrant	—	717	—	—	—
Time-charter swap	1,554	—	(441)	—	—
	1,554	717	(2,485)	(1,861)	(2,763)

As at December 31, 2015
Interest rate swaps	—	—	(2,359)	(6,330)	(4,208)
Stock purchase warrant	—	5,164	—	—	—
Time-charter swap	—	—	—	—	—
	—	5,164	(2,359)	(6,330)	(4,208)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized (losses) gains relating to interest rate swaps, stock purchase warrant and the time-charter swap are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2016			September 30, 2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swaps	(1,277)	3,800	2,523	(2,476)	1,550	(926)
Stock purchase warrant	—	(199)	(199)	—	(105)	(105)
Time-charter swap	1,096	209	1,305	—	—	—
	(181)	3,810	3,629	(2,476)	1,445	(1,031)

	Nine Months Ended			Nine Months Ended
	September 30, 2016			September 30, 2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swaps	(12,145)	5,914	(6,231)	(7,392)	4,533	(2,859)
Stock purchase warrant	—	(4,447)	(4,447)	—	764	764
Time-charter swap	1,222	1,554	2,776	—	—	—
	(10,923)	3,021	(7,902)	(7,392)	5,297	(2,095)